Asset Retirement Obligations	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation
ASSET RETIREMENT OBLIGATIONS
The following table describes the changes to the Company’s asset retirement obligation liability for the following periods:

	Three Months Ended
	March 31,
	2014	2013

	(in thousands)
Asset retirement obligation, beginning of period	$3,029	$2,145
Additional liability incurred	214	62
Liabilities acquired	1,294	—
Liabilities settled	(10)	—
Accretion expense	72	43
Revisions in estimated liabilities	588	—
Asset retirement obligation, end of period	5,187	2,250
Less current portion	40	20
Asset retirement obligations - long-term	$5,147	$2,230

The Company’s asset retirement obligations primarily relate to the future plugging and abandonment of wells and related facilities. The Company estimates the future plugging and abandonment costs of wells, the ultimate productive life of the properties, a risk-adjusted discount rate and an inflation factor in order to determine the current present value of this obligation. To the extent future revisions to these assumptions impact the present value of the existing asset retirement obligation liability, a corresponding adjustment is made to the oil and natural gas property balance.

ASSET RETIREMENT OBLIGATIONS
The following table describes the changes to the Company’s asset retirement obligation liability for the following periods:

	Six Months Ended
	June 30,
	2014	2013

	(in thousands)
Asset retirement obligation, beginning of period	$3,029	$2,145
Additional liability incurred	382	111
Liabilities acquired	1,312	—
Liabilities settled	(10)	—
Accretion expense	176	88
Revisions in estimated liabilities	588	—
Asset retirement obligation, end of period	5,477	2,344
Less current portion	40	20
Asset retirement obligations - long-term	$5,437	$2,324

The Company’s asset retirement obligations primarily relate to the future plugging and abandonment of wells and related facilities. The Company estimates the future plugging and abandonment costs of wells, the ultimate productive life of the properties, a risk-adjusted discount rate and an inflation factor in order to determine the current present value of this obligation. To the extent future revisions to these assumptions impact the present value of the existing asset retirement obligation liability, a corresponding adjustment is made to the oil and natural gas property balance.

ASSET RETIREMENT OBLIGATIONS
The following table describes the changes to the Company’s asset retirement obligation liability for the following periods:

	Year Ended December 31,
	2013	2012	2011
Asset retirement obligation, beginning of period	$2,145	$1,104	$742
Additional liability incurred	226	201	297
Liabilities acquired	471	562	—
Liabilities settled	(14)	(5)	—
Accretion expense	201	98	65
Revisions in estimated liabilities	—	185	—
Asset retirement obligation, end of period	3,029	2,145	1,104
Less current portion	40	20	—
Asset retirement obligations - long-term	$2,989	$2,125	$1,104

The Company’s asset retirement obligations primarily relate to the future plugging and abandonment of wells and related facilities. The Company estimates the future plugging and abandonment costs of wells, the ultimate productive life of the properties, a risk-adjusted discount rate and an inflation factor in order to determine the current present value of this obligation. To the extent future revisions to these assumptions impact the present value of the existing asset retirement obligation liability, a corresponding adjustment is made to the oil and natural gas property balance.